RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Management fees - included in General and administrative	$ 402	$ 430	$ 343
Assets - Due from related party	$ 81